Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted loss per ordinary share	$ (1.86)	$ (1.62)	$ (0.10)
Diluted Weighted average number of ordinary shares outstanding	14,157,492	7,210,889	5,607,243